Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	MAG SILVER CORP.
Document, Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document, Annual Report	true
Document, Period End Date	Dec. 31, 2022
Entity, File Number	001-33574
Entity, Incorporation, State or Country Code	A1
Entity, Address, Address Line One	800 West Pender Street, Suite 770
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Postal Zip Code	V6C 2V6
City Area Code	604
Local Phone Number	630-1399
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	MAG
Security Exchange Name	NYSE
Entity, Common Stock Shares, Outstanding	98,956,808
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	1208
Amendment Flag	false
Entity Central Index Key	0001230992
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	850 Library Avenue, Suite 204
Entity, Address, City or Town	Newark
Entity, Address, State or Province	DE
Entity, Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates